Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Parties and Nature of Relationship
The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Guangzhou Huitian Aerospace Technology Co., Ltd. (“Guangzhou Huitian”)	A Company Significantly Influenced by the Principal Shareholder
Guangdong Huitian Aerospace Technology Co., Ltd. (“Guangdong Huitian”)	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Zhongpeng Investment and Development Co., Ltd.	A Company Controlled by the Principal Shareholder
Dogotix	A Company Controlled by the Principal Shareholder
Shenzhen Pengxing Smart Co., Ltd	A Company Controlled by the Principal Shareholder
Shenzhen Pengxing Smart Research Co., Ltd.	A Company Controlled by the Principal Shareholder